Risk Management - Disclosure of macroeconomic variables used in the calculation of ECL and Scenario weighting (Details)	Dec. 31, 2025	Dec. 31, 2024
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	38.50%	32.50%
Baseline | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	1.00%
Baseline | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.10%	1.40%
Baseline | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.40%	1.50%
Baseline | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.40%	1.60%
Baseline | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.40%	1.50%
Baseline | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.40%	1.40%
Baseline | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.40%	1.40%
Baseline | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.30%
Baseline | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.90%	4.40%
Baseline | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.80%	4.50%
Baseline | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.80%	4.40%
Baseline | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.40%
Baseline | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.80%	4.40%
Baseline | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.80%	4.40%
Baseline | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	2.80%
Baseline | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.90%	3.30%
Baseline | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.50%	1.60%
Baseline | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	4.50%
Baseline | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.80%	3.00%
Baseline | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.00%	3.00%
Baseline | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.00%	3.00%
Baseline | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Baseline | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.40%	4.30%
Baseline | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.40%	4.00%
Baseline | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.50%	4.00%
Baseline | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.60%	3.80%
Baseline | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.60%	4.20%
Baseline | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.60%	4.20%
Baseline | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.10%	2.70%
Baseline | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.00%
Baseline | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.00%
Baseline | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.00%
Baseline | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.00%
Baseline | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.20%
Baseline | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.20%
Baseline | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	4.10%
Baseline | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.50%	4.30%
Baseline | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.40%	4.20%
Baseline | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.40%	4.20%
Baseline | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.40%	4.20%
Baseline | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.40%	4.20%
Baseline | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.40%	4.20%
Baseline | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.20%	6.50%
Baseline | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.70%	2.60%
Baseline | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.90%	2.70%
Baseline | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.60%	3.00%
Baseline | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.60%	3.00%
Baseline | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	3.50%
Baseline | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	3.50%
Baseline | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Baseline | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.40%	4.10%
Baseline | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.30%	4.00%
Baseline | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.30%	3.80%
Baseline | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.50%	3.80%
Baseline | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.50%	4.20%
Baseline | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.50%	4.20%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	7.00%	8.60%
Downside 2 | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	1.00%
Downside 2 | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(2.50%)	(2.30%)
Downside 2 | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(1.20%)	(1.30%)
Downside 2 | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	2.60%
Downside 2 | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.10%	2.30%
Downside 2 | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(3.50%)	(2.90%)
Downside 2 | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.30%	0.50%
Downside 2 | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.30%
Downside 2 | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.80%	6.20%
Downside 2 | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	7.70%	8.10%
Downside 2 | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.90%	6.60%
Downside 2 | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.70%	5.50%
Downside 2 | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	8.10%	8.40%
Downside 2 | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.20%	6.10%
Downside 2 | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	2.80%
Downside 2 | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(24.90%)	(24.80%)
Downside 2 | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(5.10%)	(5.20%)
Downside 2 | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	9.60%	10.00%
Downside 2 | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	14.20%	14.60%
Downside 2 | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(28.00%)	(26.80%)
Downside 2 | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(2.00%)	(1.60%)
Downside 2 | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Downside 2 | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.30%	3.50%
Downside 2 | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.50%	1.70%
Downside 2 | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.40%	0.60%
Downside 2 | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.10%	1.10%
Downside 2 | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.60%	5.30%
Downside 2 | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.70%	2.40%
Downside 2 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.10%	2.70%
Downside 2 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(2.70%)	(1.30%)
Downside 2 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(2.80%)	(1.30%)
Downside 2 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.60%	3.30%
Downside 2 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.90%
Downside 2 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(4.60%)	(2.10%)
Downside 2 | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.10%	1.20%
Downside 2 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	4.10%
Downside 2 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.70%	5.80%
Downside 2 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	8.00%	7.20%
Downside 2 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	7.90%	6.20%
Downside 2 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.90%	5.50%
Downside 2 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	8.80%	7.50%
Downside 2 | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.30%	5.80%
Downside 2 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.20%	6.50%
Downside 2 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(8.20%)	(8.00%)
Downside 2 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(1.70%)	(0.70%)
Downside 2 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	7.20%	5.20%
Downside 2 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	7.70%	4.00%
Downside 2 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(8.10%)	(4.00%)
Downside 2 | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	1.20%
Downside 2 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Downside 2 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.60%	2.50%
Downside 2 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	0.60%
Downside 2 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.40%	0.80%
Downside 2 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.20%	1.50%
Downside 2 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	5.30%
Downside 2 | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.50%	2.10%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	12.70%	14.70%
Downside 1 | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	1.00%
Downside 1 | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(0.70%)	(0.50%)
Downside 1 | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.10%	0.10%
Downside 1 | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.10%	2.10%
Downside 1 | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.30%	1.90%
Downside 1 | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(0.30%)	0.20%
Downside 1 | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.90%	0.90%
Downside 1 | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.30%
Downside 1 | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.30%	5.30%
Downside 1 | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.30%	6.30%
Downside 1 | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.80%	5.50%
Downside 1 | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.20%	5.00%
Downside 1 | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.50%	6.50%
Downside 1 | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.50%	5.30%
Downside 1 | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	2.80%
Downside 1 | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(11.80%)	(11.60%)
Downside 1 | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(1.30%)	(1.80%)
Downside 1 | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.90%	7.20%
Downside 1 | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	8.90%	8.70%
Downside 1 | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(12.60%)	(11.30%)
Downside 1 | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.60%	0.80%
Downside 1 | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Downside 1 | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.90%	3.90%
Downside 1 | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.90%
Downside 1 | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.90%	2.30%
Downside 1 | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.40%
Downside 1 | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.60%	5.30%
Downside 1 | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.70%	3.30%
Downside 1 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.10%	2.70%
Downside 1 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(0.30%)	0.30%
Downside 1 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(0.40%)	0.40%
Downside 1 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.80%	2.70%
Downside 1 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.20%	2.40%
Downside 1 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(0.20%)	0.40%
Downside 1 | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.10%	1.70%
Downside 1 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	4.10%
Downside 1 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.10%	5.10%
Downside 1 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.20%	5.70%
Downside 1 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.10%	5.20%
Downside 1 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.10%	4.90%
Downside 1 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.60%	5.90%
Downside 1 | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.40%	5.00%
Downside 1 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.20%	6.50%
Downside 1 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(3.30%)	(2.70%)
Downside 1 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	0.10%	1.00%
Downside 1 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.90%	4.10%
Downside 1 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.10%	3.50%
Downside 1 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	(1.50%)	1.10%
Downside 1 | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.90%	2.40%
Downside 1 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Downside 1 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.60%	3.40%
Downside 1 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	2.30%
Downside 1 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.30%
Downside 1 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.70%
Downside 1 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	5.30%
Downside 1 | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.10%	3.20%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	14.40%	17.40%
Upside 2 | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	1.00%
Upside 2 | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.70%	3.00%
Upside 2 | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.70%
Upside 2 | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.90%	2.90%
Upside 2 | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.40%
Upside 2 | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	14.50%	15.00%
Upside 2 | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.70%	2.60%
Upside 2 | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.30%
Upside 2 | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	3.80%
Upside 2 | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.00%	3.40%
Upside 2 | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.90%	3.50%
Upside 2 | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.80%	3.50%
Upside 2 | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.80%	3.40%
Upside 2 | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.10%	3.70%
Upside 2 | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	2.80%
Upside 2 | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	11.90%	11.90%
Upside 2 | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	8.40%	8.40%
Upside 2 | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.10%	5.10%
Upside 2 | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.10%	4.10%
Upside 2 | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	34.60%	36.30%
Upside 2 | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.10%	6.40%
Upside 2 | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Upside 2 | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.10%	3.90%
Upside 2 | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.30%	2.90%
Upside 2 | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.30%	2.80%
Upside 2 | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.60%	2.80%
Upside 2 | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.30%	2.80%
Upside 2 | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.90%	3.50%
Upside 2 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.10%	2.70%
Upside 2 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	2.80%
Upside 2 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.10%	3.10%
Upside 2 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	2.80%
Upside 2 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	2.80%
Upside 2 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	14.60%	14.90%
Upside 2 | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.70%	2.90%
Upside 2 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	4.10%
Upside 2 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.90%	3.80%
Upside 2 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.50%
Upside 2 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.50%
Upside 2 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.50%
Upside 2 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.50%
Upside 2 | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.90%	3.70%
Upside 2 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.20%	6.50%
Upside 2 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	6.20%	6.20%
Upside 2 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.70%
Upside 2 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.80%	4.80%
Upside 2 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.90%	4.90%
Upside 2 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	26.20%	30.10%
Upside 2 | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.80%	5.40%
Upside 2 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Upside 2 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.00%	3.70%
Upside 2 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.50%	3.30%
Upside 2 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.50%	3.10%
Upside 2 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.50%	2.80%
Upside 2 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.50%	2.80%
Upside 2 | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.90%	3.60%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	27.40%	26.80%
Upside 1 | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	1.00%
Upside 1 | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.90%	2.20%
Upside 1 | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.60%	2.60%
Upside 1 | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.20%	2.20%
Upside 1 | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.90%	2.00%
Upside 1 | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	10.80%	11.60%
Upside 1 | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.00%	2.00%
Upside 1 | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.30%
Upside 1 | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.60%	4.10%
Upside 1 | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.40%	4.00%
Upside 1 | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.40%	4.00%
Upside 1 | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	4.00%
Upside 1 | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.30%	3.90%
Upside 1 | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.50%	4.00%
Upside 1 | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	1.50%	2.80%
Upside 1 | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	7.40%	7.60%
Upside 1 | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	5.40%	4.90%
Upside 1 | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.70%	4.80%
Upside 1 | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.90%	3.50%
Upside 1 | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	24.90%	25.90%
Upside 1 | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.50%	4.70%
Upside 1 | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Upside 1 | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.20%	4.10%
Upside 1 | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	3.50%
Upside 1 | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	3.40%
Upside 1 | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.10%	3.30%
Upside 1 | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	3.30%
Upside 1 | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.20%	3.90%
Upside 1 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.10%	2.70%
Upside 1 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.40%
Upside 1 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.60%	2.60%
Upside 1 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.40%
Upside 1 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.40%
Upside 1 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	12.40%	12.80%
Upside 1 | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.40%	2.50%
Upside 1 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	4.10%
Upside 1 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	4.00%
Upside 1 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.10%	3.90%
Upside 1 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.10%	3.90%
Upside 1 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.10%	3.90%
Upside 1 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.10%	3.80%
Upside 1 | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.10%	3.90%
Upside 1 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.20%	6.50%
Upside 1 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.00%	4.40%
Upside 1 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.30%	3.70%
Upside 1 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.90%
Upside 1 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.70%	3.90%
Upside 1 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	19.30%	24.40%
Upside 1 | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.60%	4.50%
Upside 1 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	4.20%	5.10%
Upside 1 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.30%	4.00%
Upside 1 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	3.80%
Upside 1 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	3.60%
Upside 1 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.00%	3.30%
Upside 1 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	2.80%	3.30%
Upside 1 | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario weighting	3.20%	4.00%